Annual Operating Expenses {- Fidelity® Growth Company Fund} - 11.30 Fidelity Growth Company Fund - K PRO-08 - Fidelity® Growth Company Fund - Fidelity Growth Company Fund-Class K	Jan. 29, 2022
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%
Total annual operating expenses	0.73%